COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is a party to or an assignee of license and collaboration agreements that may require it to make future payments relating to milestone fees and royalties on future sales of licensed products (see Note 14). In April 2020, Tracon issued a notice of dispute with respect to the TJD5 Agreement and the BsAbs Agreement. The disputes relating to the TJD5 Agreement and the BsAbs Agreement are the subject of a binding arbitration proceeding under the Rules of Arbitration of the International Chamber of Commerce before an arbitration tribunal. In April 2023, the Group received the result of the arbitration, which is further discussed in Note 14.

On February 6, 2024, the Company entered into definitive agreements with I-Mab Hangzhou and its investors which provide that the Company’s wholly owned subsidiary, I-Mab Hong Kong, will transfer the equity interests it holds in I-Mab Hangzhou to certain participating shareholders of I-Mab Hangzhou in exchange for extinguishment of the existing repurchase obligations owed by I-Mab Hong Kong to those shareholders.

In connection with the divestiture of the Greater China assets and business operations, the Company has transferred the equity interests it held in I-Mab Hangzhou to certain participating shareholders of I-Mab Hangzhou in exchange for extinguishment of the existing repurchase obligations owed by I-Mab Hong Kong to those shareholders in the amount of approximately US$183 million. However, the non-participating shareholders of I-Mab Hangzhou have initiated legal proceedings against I-Mab Hong Kong and the Company in connection with the aforementioned transaction. On January 31, 2024, the non-participating shareholders of I-Mab Hangzhou, commenced arbitration against I-Mab Hong Kong before China International Economic and Trade Arbitration Commission Zhejiang Sub-Commission. These non-participating shareholders seek monetary relief amounting to US$17.36 million as of January 29, 2024 in total and an order that I-Mab Hong Kong pay all arbitration fees and property preservation fees incurred by them. The arbitration proceeding before the Zhejiang arbitration sub-commission is still pending. The Company has not yet received the notice of hearing and is currently unable to predict the outcome of the arbitration.

As of December 31, 2023, the Group did not record any liabilities for the arbitration. Information available prior to issuance of the financial statements did not indicate that it is probable that a liability had been incurred at the date of the financial statements and the Company is also unable to reasonably estimate the range of any liability or possible loss, if any.

The Group did not have significant long-term obligations, or guarantees as of December 31, 2022 and 2023.

Capital commitments

The capital expenditures related to property, equipment and software contracted for as of December 31, 2022 and 2023 but not recognized in the Group’s consolidated financial statements were RMB4,392 and nil, respectively.